UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [    ]:     Amendment Number:
This Amendment (Check only one.):   [     ] is a restatement.
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:             Somerset Asset Management LLC
         Address: 90 South Seventh Street, Suite 4300
                           Minneapolis, MN 55402

13F File Number:  28-11104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             John M. Murphy, Jr.
Title:            Chief Executive Officer
Phone:            (612) 317-2140

Signature, Place and Date of Signing:

__/s/ John M. Murphy, Jr.__        Minneapolis, Minnesota    Date:  May 3, 2005
John M. Murphy, Jr.

Report type: (Check only one.):

         [ X  ]   13F HOLDINGS REPORT
         [     ]  13F NOTICE
         [     ]  13F COMBINATION REPORT

List of other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


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                                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None
Form 13F Information Table Entry Total:     74
Form 13F Information Table Value Total:     $ 113,440 (in thousands)

List of Other Included Managers:    None


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
*** NEWS LTD-ADR-NEW           Common Stock     652487703      211    12000 SH       SOLE                                     12000
*** WEATHERFORD INTL LTD NEW   Common Stock     G95089101      234     4045 SH       SOLE                                      4045
3M CO COM                      Common Stock     88579Y101    19452   227008 SH       SOLE                                    227008
AMERICAN EXPRESS CO            Common Stock     025816109      349     6800 SH       SOLE                                      6800
APPLE COMPUTER INC             Common Stock     037833100      292     7000 SH       SOLE                                      7000
ASTORIA FINANCIAL              Common Stock     046235104      235     9300 SH       SOLE                                      9300
AUTOMATIC DATA PROCESSING INC. Common Stock     053015103      964    21450 SH       SOLE                                     21450
BEAR STEARNS                   Common Stock     073902108      250     2500 SH       SOLE                                      2500
BECTON DICKINSON               Common Stock     075887109      234     4000 SH       SOLE                                      4000
BEMIS INC COM                  Common Stock     081437105      735    23626 SH       SOLE                                     23626
BIOTECH HOLDRS TRUST           Common Stock     09067D201     1422    10100 SH       SOLE                                     10100
C.H. ROBINSON WORLDWIDE INC    Common Stock     12541W100    24766   480611 SH       SOLE                                    480611
CATERPILLAR INC                Common Stock     149123101      268     2930 SH       SOLE                                      2930
CHERVON TEXACO CORP            Common Stock     166764100      570     9780 SH       SOLE                                      9780
CISCO SYS INC COM              Common Stock     17275R102      734    41045 SH       SOLE                                     41045
CITIGROUP INC                  Common Stock     172967101      816    18150 SH       SOLE                                     18150
CONAGRA FOODS INC              Common Stock     205887102      616    22800 SH       SOLE                                     22800
COOPER COS INC                 Common Stock     216648402      219     3000 SH       SOLE                                      3000
CORNING INC                    Common Stock     219350105      541    48600 SH       SOLE                                     48600
COSTCO WHSL CORP NEW COM       Common Stock     22160K105      791    17900 SH       SOLE                                     17900
CYPRESS SEMICONDUCTOR CORP     Common Stock     232806109      239    19000 SH       SOLE                                     19000
DELL INC                       Common Stock     24702R101     1501    39080 SH       SOLE                                     39080
DOW CHEM CO                    Common Stock     260543103      272     5450 SH       SOLE                                      5450
EXXON MOBIL CORP               Common Stock     30231G102     1724    28934 SH       SOLE                                     28934
FPL GROUP INC                  Common Stock     302571104      466    11600 SH       SOLE                                     11600
GAP INC DELAWARE               Common Stock     364760108      877    40150 SH       SOLE                                     40150
GENERAL ELECTRIC CO            Common Stock     369604103     1767    49001 SH       SOLE                                     49001
GENERAL MLS INC COM            Common Stock     370334104      387     7880 SH       SOLE                                      7880
HOME DEPOT INC                 Common Stock     437076102      644    16850 SH       SOLE                                     16850
INTL BUSINESS MACHINES CORP    Common Stock     459200101      280     3059 SH       SOLE                                      3059
INTUITIVE SURGICAL INC         Common Stock     46120e602     2198    48350 SH       SOLE                                     48350
JOHNSON & JOHNSON              Common Stock     478160104     1497    22283 SH       SOLE                                     22283
JPMORGAN CHASE & CO            Common Stock     46625H100     1019    29450 SH       SOLE                                     29450
MCDONALDS CORP                 Common Stock     580135101      284     9112 SH       SOLE                                      9112
MEDTRONIC INC COM              Common Stock     585055106     1058    20760 SH       SOLE                                     20760
MERRILL LYNCH                  Common Stock     590188108      317     5600 SH       SOLE                                      5600
MICROSOFT CORP                 Common Stock     594918104      761    31485 SH       SOLE                                     31485
MORGAN STANLEY                 Common Stock     617446448      200     3500 SH       SOLE                                      3500
NEOPHARM INC                   Common Stock     640919106      829   106740 SH       SOLE                                    106740
NIKE INC CL B                  Common Stock     654106103      292     3500 SH       SOLE                                      3500
NORTHERN TR CORP COM           Common Stock     665859104      397     9150 SH       SOLE                                      9150
OIL SERVICE HOLDERS TR         Common Stock     678002106     2000    20800 SH       SOLE                                     20800
ORACLE CORP                    Common Stock     68389X105      231    18500 SH       SOLE                                     18500
PEPSICO INC                    Common Stock     713448108     1515    28570 SH       SOLE                                     28570
PROCTER & GAMBLE CO            Common Stock     742718109      363     6856 SH       SOLE                                      6856
REGIONAL BANK HOLDERS TRUST    Common Stock     75902E100      833     6300 SH       SOLE                                      6300
SAFECO CORP COM                Common Stock     786429100      560    11500 SH       SOLE                                     11500
SANMINA SCI CORP COM           Common Stock     800907107     1119   214324 SH       SOLE                                    214324
SEMICONDUCTOR HOLDRS TR        Common Stock     816636203     1666    51200 SH       SOLE                                     51200
SPDR BASIC MATERIALS           Common Stock     81369y100      377    12500 SH       SOLE                                     12500
SPDR CONSUMER STAPLES          Common Stock     81369y308     1899    82500 SH       SOLE                                     82500
SPDR ENERGY                    Common Stock     81369y506      733    17100 SH       SOLE                                     17100
SPDR HEALTHCARE SELECT         Common Stock     81369y209      448    15000 SH       SOLE                                     15000
SPDR INDUSTRIALS               Common Stock     81369y704     1674    55000 SH       SOLE                                     55000
ST JUDE MEDICAL INC            Common Stock     790849103      734    20385 SH       SOLE                                     20385
ST PAUL TRAVELLERS COS INC     Common Stock     792860108     1325    36087 SH       SOLE                                     36087
STRYKER CORP                   Common Stock     863667101      223     5000 SH       SOLE                                      5000
SYMMETRY MEDICAL INC           Common Stock     871546206      829    43610 SH       SOLE                                     43610
SYSCO CORP COM                 Common Stock     871829107      795    22200 SH       SOLE                                     22200
TARGET CORP COM                Common Stock     87612E106     2112    42224 SH       SOLE                                     42224
TEXAS INSTRUMENTS INC          Common Stock     882508104      321    12600 SH       SOLE                                     12600
UNITED TECHNOLOGIES CORP       Common Stock     913017109      508     5000 SH       SOLE                                      5000
US BANCORP DEL NEW             Common Stock     902973304    14013   486228 SH       SOLE                                    486228
UTILITIES SECTOR INDEX         Common Stock     81369y886     1191    40860 SH       SOLE                                     40860
WACHOVIA CORP 2ND NEW          Common Stock     929903102     1217    23900 SH       SOLE                                     23900
WALT DISNEY CO                 Common Stock     254687106     1379    48000 SH       SOLE                                     48000
WELLS FARGO & CO NEW           Common Stock     949746101      556     9300 SH       SOLE                                      9300
WEYERHAEUSER CO COM            Common Stock     962166104      740    10800 SH       SOLE                                     10800
WYETH                          Common Stock     983024100      342     8100 SH       SOLE                                      8100
YAHOO                          Common Stock     984332106      237     7000 SH       SOLE                                      7000
YELLOW ROADWAY CORPORATION     Common Stock     985577105      234     4000 SH       SOLE                                      4000
ZIMMER HLDGS INC COM           Common Stock     98956P102      947    12170 SH       SOLE                                     12170
*** NOKIA CORP SPONSORED ADR   ADR              654902204     1302    84357 SH       SOLE                                     84357
AXA FINANCIAL                  ADR              054536107      307    11500 SH       SOLE                                     11500
